Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Weighted average statutory income tax rate	25.00%	25.20%	24.90%
Recognition of previously unrecognized tax loss and credit carryforwards rate	(0.40%)	(3.90%)	(0.40%)
Unrecognized tax loss and credit carryforwards rate	0.40%	0.10%	0.50%
Changes to Recognition of Temporary Differences Rate	(1.30%)	2.10%	(0.30%)
Tax rate effect of revenues exempt from taxation	(10.80%)	(9.50%)	(11.90%)
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	5.80%	5.30%	3.70%
Withholding and other taxes	0.50%	3.70%	4.50%
Tax rate effect from change in tax rate	(0.90%)	(0.10%)	1.80%
Tax rate effect of adjustments for current tax of prior periods	(0.10%)	0.60%	(1.30%)
Tax expenses (benefit) due to other tax liabilities	0.90%	(1.60%)	(8.60%)
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	(0.10%)	0.20%	(0.10%)
Average effective tax rate	19.00%	22.10%	12.80%